CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenues	$ 18,225,819	$ 29,765,205	$ 34,209,919
COST OF REVENUES
Total cost of revenues	10,666,862	18,518,728	22,825,033
GROSS PROFIT	7,558,957	11,246,477	11,384,886
OPERATING EXPENSES:
Selling	162,602	108,637	106,147
General and administrative	2,160,434	2,164,457	2,674,519
Research and development	47,602	61,786	80,948
Share-based compensation	2,145,000	454,250
Provision for (Recovery from) credit loss, net	14,694,723	6,459,240	(88,221)
Total operating expenses	19,210,361	9,248,370	2,773,393
(LOSS) INCOME FROM OPERATIONS	(11,651,404)	1,998,107	8,611,493
OTHER INCOME (EXPENSE)
Interest income	105	471	15,510
Interest expense	(91,446)	(136,757)	(106,130)
Other income (expense), net	110,637	6,504	(92,939)
Total other income (expense), net	19,296	(129,782)	(183,559)
(LOSS) INCOME BEFORE INCOME TAXES	(11,632,108)	1,868,325	8,427,934
INCOME TAXES (BENEFIT) EXPENSE	(1,266,021)	462,043	1,403,880
NET (LOSS) INCOME	(10,366,087)	1,406,282	7,024,054
Less: net loss attributable to noncontrolling interest	(168,845)	(46,909)	(393,652)
NET(LOSS) INCOME ATTRIBUTABLE TO SHAREHOLDERS OF CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	(10,197,242)	1,453,191	7,417,706
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	789,332	(204,383)	(497,722)
TOTAL COMPREHENSIVE (LOSS) INCOME	(9,576,755)	1,201,899	6,526,332
Less: Comprehensive loss attributable to noncontrolling interest	(160,689)	(49,804)	(372,574)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SHAREHOLDERS OF CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	$ (9,416,066)	$ 1,251,703	$ 6,898,906
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	12,141,807	10,320,628	9,200,000
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	12,141,807	10,320,628	9,200,000
(LOSS) EARNINGS PER SHARE
EARNINGS PER SHARE - Basic	$ (0.84)	$ 0.14	$ 0.81
EARNINGS PER SHARE - Diluted	$ (0.84)	$ 0.14	$ 0.81
Sewage Treatment Systems [Member]
REVENUES
Total revenues	$ 17,279,031	$ 28,417,150	$ 32,267,593
COST OF REVENUES
Total cost of revenues	10,074,628	17,779,226	21,630,216
Sewage Treatment Services And Others [Member]
REVENUES
Total revenues	946,788	1,348,055	1,942,326
COST OF REVENUES
Total cost of revenues	$ 592,234	$ 739,502	$ 1,194,817